Plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 16	$ 56
Less: accumulated depreciation	(8)	(42)
Plant and equipment, net	8	14
Depreciation	3	19	$ 76
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		36
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	1	1
Vehicles and office equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 15	$ 19